Income taxes (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Allocation of Income Tax Expense to Other Comprehensive Income

	Year ended March 31,
	2021		2022		2023
Income tax expense as per the statement of income	₹	30,345	₹	28,946	₹	33,992
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities		226		242		(275)
Gains/(losses) on cash flow hedging derivatives		1,013		14		(825)
Remeasurements of the defined benefit plans		111		3		(16)
	₹	31,695	₹	29,205	₹	32,876

Summary of Components of Income Tax Expense	Income tax expense consists of the following:

	Year ended March 31,
	2021		2022		2023
Current taxes	₹	26,065	₹	32,415	₹	32,198
Deferred taxes		4,280		(3,469)		1,794
	₹	30,345	₹	28,946	₹	33,992

Summary of Reconciliation of Income Tax Expense

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2021		2022		2023
Profit before tax	₹	139,007	₹	151,275	₹	147,657
Enacted income tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	₹	48,569	₹	52,855	₹	51,591
Effect of:
Income exempt from tax	₹	(12,697)	₹	(17,503)	₹	(17,398)
Basis differences that will reverse during a tax holiday period		(2,268)		1,348		268
Income taxed at higher / (lower) rates		(2,381)		(5,649)		(3,818)
Taxes related to prior years		(3,861)		(5,499)		(536)
Changes in unrecognized deferred tax assets		1,096		669		618
Expenses disallowed for tax purpose		1,879		2,898		3,563
Others, net		8		(173)		(296)
Income tax expense	₹	30,345	₹	28,946	₹	33,992
Effective income tax rate		21.83%		19.13%		23.02%

Summary of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2022		2023
Carry forward losses (1)	₹	2,144	₹	2,624
Trade payables, accrued expenses and other liabilities		6,103		6,367
Allowances for lifetime expected credit loss		2,987		1,743
Cash flow hedges		-		359
Others		53		-
	₹	11,287	₹	11,093

Property, plant and equipment	₹	(1,058)	₹	(911)
Amortizable goodwill		(3,285)		(3,855)
Intangible assets		(9,645)		(10,170)
Interest income and fair value movement of investments		(1,067)		(1,170)
Contract liabilities		(60)		(370)
Special Economic Zone re-investment reserve		(5,549)		(7,237)
Cash flow hedges		(466)		-
Others		-		(433)
	₹	(21,130)	₹	(24,146)

Net deferred tax assets/(liabilities)	₹	(9,843)	₹	(13,053)

Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	2,298	₹	2,100
Deferred tax liabilities	₹	(12,141)	₹	(15,153)

(1)
Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in Deferred Tax Assets and Liabilities

Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2021	As at April 1, 2020		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		Others		As at March 31, 2021
Carry forward losses	₹	2,044	₹	(230)	₹	(22)	₹	(155)	₹	1,637
Trade payables, accrued expenses and other liabilities		4,994		279		(171)		13		5,115
Allowances for lifetime expected credit loss		3,921		(734)		21		-		3,208
Minimum alternate tax		3,425		(3,425)		-		-		-
Property, plant and equipment		(686)		(649)		66		1		(1,268)
Amortizable goodwill		(2,166)		34		67		-		(2,065)
Intangible assets		(1,541)		759		(55)		(412)		(1,249)
Interest income and fair value movement of investments		(626)		(730)		(226)		-		(1,582)
Cash flow hedges		561		-		(1,013)		-		(452)
Contract asset / (Contract liabilities)		(11)		101		4		(3)		91
Special Economic Zone re-investment reserve		(6,614)		120		-		-		(6,494)
Others		(121)		195		16		-		90
Total	₹	3,180	₹	(4,280)	₹	(1,313)	₹	(556)	₹	(2,969)

Movement during the year ended March 31, 2022	As at April 1, 2021		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		On account of business combinations and others		As at March 31, 2022
Carry forward losses	₹	1,637	₹	1,083	₹	101	₹	(677)	₹	2,144
Trade payables, accrued expenses and other liabilities		5,115		363		41		584		6,103
Allowances for lifetime expected credit loss		3,208		(248)		27		-		2,987
Property, plant and equipment		(1,268)		289		(30)		(49)		(1,058)
Amortizable goodwill		(2,065)		(1,129)		(91)		-		(3,285)
Intangible assets		(1,249)		1,910		(212)		(10,094)		(9,645)
Interest income and fair value movement of investments		(1,582)		424		(245)		336		(1,067)
Cash flow hedges		(452)		-		(14)		-		(466)
Contract asset / (Contract liabilities)		91		(205)		7		47		(60)
Special Economic Zone re-investment reserve		(6,494)		945		-		-		(5,549)
Others		90		37		(98)		24		53
Total	₹	(2,969)	₹	3,469	₹	(514)	₹	(9,829)	₹	(9,843)

Movement during the year ended March 31, 2023	As at April 1, 2022		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		On account of business combinations and others		As at March 31, 2023
Carry forward losses	₹	2,144	₹	397	₹	83	₹	-	₹	2,624
Trade payables, accrued expenses and other liabilities		6,103		99		165		-		6,367
Allowances for lifetime expected credit loss		2,987		(1,234)		(10)		-		1,743
Property, plant and equipment		(1,058)		202		(55)		-		(911)
Amortizable goodwill		(3,285)		(299)		(271)		-		(3,855)
Intangible assets		(9,645)		1,947		(722)		(1,750)		(10,170)
Interest income and fair value movement of investments		(1,067)		(367)		264		-		(1,170)
Cash flow hedges		(466)		-		825		-		359
Contract asset / (Contract liabilities)		(60)		(298)		(12)		-		(370)
Special Economic Zone re-investment reserve		(5,549)		(1,688)		-		-		(7,237)
Others		53		(553)		(67)		134		(433)
Total	₹	(9,843)	₹	(1,794)	₹	200	₹	(1,616)	₹	(13,053)

*Includes impact of foreign currency translation.